Finance Expense	6 Months Ended
Sep. 30, 2025
Other Income and Expenses [Abstract]
Finance Expense [Text Block]

20. Finance Expense

Finance expenses were comprised of the following:

	Three-months ended September 30,		Six-months ended September 30,
	2025	2024	2025	2024
Interest and accretion on convertible loan	$212	$448	$381	$942
Interest on loans payable	79	118	151	225
Interest on term loan	37	64	84	108
Total	$328	$630	$616	$1,275